Prepayments, Receivables and Other Assets	6 Months Ended
Sep. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

NOTE 7 – PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

Prepayments, receivables and other assets consisted of the following as of September 30, 2020 and March 31, 2020:

	September 30, 2020	March 31, 2020

Receivable from a third-party company	$736,420	$3,530,675
Staff IOU	1,141,801	943,718
Others	296,008	144,347
Total	$2,174,229	$4,618,740

In June 2019, Taizhou Suxuantang entered into a limited partnership agreement with Huangshan Panjie Investment Management Co., Ltd. (the "Fund"). The company is committed to contribute $7 million (RMB 50 million) into the Fund in two installments.

In June 2020, the Company agreed with the Fund, the GP and other limited partners to withdraw the installment of $3.5 million (RMB 25 million) made on June 14, 2019. The company received payment of $2.8 million (RMB 20 million) on June 30, 2020 and expects to receive the rest within 3 months after the issuance date of these financial statements.

The Staff IOU is a short-term petty cash which should be paid off within one year.